Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Basic and Diluted Loss Per Share

Basic and diluted loss per share for each of the years presented are calculated as follows:

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Numerator:
Net loss	(401,275)	(931,922)	(917,644)	(141,040)
Net (profit) loss attributable to noncontrolling interest and redeemable noncontrolling interest	(26,824)	298,324	144,914	22,273

Net loss attributable to ordinary shareholders	(428,099)	(633,598)	(772,730)	(118,767)
Plus: (Increase) decrease in accretion of redeemable noncontrolling interests	7,850	(210,484)	(141,896)	(21,809)

Adjusted net loss attributable to ordinary shareholders	(420,249)	(844,082)	(914,626)	(140,576)

Denominator:
Weighted average number of shares outstanding—basic	492,065,239	617,169,833	672,836,226	672,836,226
Weighted average number of shares outstanding—diluted	492,065,239	617,169,833	672,836,226	672,836,226
Loss per share—Basic:
Net loss	(0.85)	(1.37)	(1.36)	(0.21)

	(0.85)	(1.37)	(1.36)	(0.21)

Loss per share—Diluted:
Net loss	(0.85)	(1.37)	(1.36)	(0.21)

	(0.85)	(1.37)	(1.36)	(0.21)